Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Equity:
Common shares of beneficial interest, shares issued	93,835,794	[1]	93,096,722	[1]
Treasury shares	5,623,150
Colonial Properties Trust
Equity:
Common shares of beneficial interest, par value	$ 0.01		$ 0.01
Common shares of beneficial interest, shares authorized	125,000,000		125,000,000
Common shares of beneficial interest, shares issued	93,835,794		93,096,722
Treasury shares	5,623,150		5,623,150
Colonial Realty Limited Partnership
Equity:
Redeemable units, at redemption value, units outstanding	7,152,752		7,169,388
Common equity, units outstanding	88,212,644		87,473,572

[1]	Includes 5,623,150 treasury shares.